KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 36.5%
	COMMUNICATION SERVICES — 1.5%
9,588	Liberty Media Corp.- Liberty Formula One - Class A*	$605,482
	CONSUMER DISCRETIONARY — 1.9%
642	MercadoLibre, Inc.*	795,438
	CONSUMER STAPLES — 3.6%
18,700	Ajinomoto Co., Inc.	726,403
12,002	Yakult Honsha Co., Ltd.	779,644
		1,506,047
	HEALTH CARE — 7.5%
6,870	BioMerieux	690,281
12,064	Boston Scientific Corp.*	621,055
4,910	Masimo Corp.*	794,634
6,533	Novo Nordisk A/S - Class B	1,051,355
		3,157,325
	INDUSTRIALS — 10.7%
4,146	Ametek, Inc.	601,460
14,704	Cargotec Oyj - Class B	786,746
1,244	Cintas Corp.	587,342
3,152	Eaton Corp. PLC[1]	554,437
10,436	Ingersoll Rand, Inc.	591,304
1,328	W.W. Grainger, Inc.	861,899
5,670	Westinghouse Air Brake Technologies Corp.	525,212
		4,508,400
	INFORMATION TECHNOLOGY — 7.1%
8,588	Amdocs Ltd.[1]	808,732
2,222	Analog Devices, Inc.	394,827
4,530	Arista Networks, Inc.*	753,520
6,652	Microchip Technology, Inc.	500,630
3,180	Novanta, Inc.*[1]	526,608
		2,984,317
	MATERIALS — 4.2%
148,895	B2Gold Corp.	551,711
122,384	Kinross Gold Corp.	576,985
13,700	Wheaton Precious Metals Corp.	620,865
		1,749,561
	TOTAL COMMON STOCKS
	(Cost $13,072,299)	15,306,570

KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2023 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 10.5%
286,460	Sprott Physical Gold Trust*[1]	$4,420,078
	TOTAL CLOSED-END FUNDS
	(Cost $4,406,987)	4,420,078
	EXCHANGE-TRADED FUNDS — 47.0%
25,858	iShares 1-3 Year Treasury Bond - ETF	2,112,081
41,528	iShares 20+ Year Treasury Bond - ETF	4,276,969
87,796	iShares Treasury Floating Rate Bond - ETF	4,446,867
88,810	U.S. Treasury 3 Month Bill - ETF	4,447,605
88,040	WisdomTree Floating Rate Treasury Fund	4,431,053
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $19,785,423)	19,714,575
	TOTAL INVESTMENTS — 94.0%
	(Cost $37,264,709)	39,441,223
	Other Assets Less Liabilities — 6.0%	2,527,529
	TOTAL NET ASSETS — 100.0%	$41,968,752

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.